Offerings - Offering: 1	Jan. 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001
Maximum Aggregate Offering Price	$ 1,361,872,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 188,074.52
Offering Note	Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(o) of the Securities Act. Given that there is no proposed maximum offering price per ordinary share of Class A common stock, the Registrant calculated the proposed maximum offering price, by analogy to Rule 457(f)(2), based on the pro forma total shareholders’ equity of the Class A common stock the Registrant registers, which will be calculated from its pro forma balance sheet as of September 30, 2025. Given that the Registrant’s shares of Class A common stock are not traded on exchange or over-the-counter, the Registrant did not use the trading prices of its Class A common stock in accordance with Rule 457(c).Represents 71,655,060 shares of the Registrant’s Class A common stock by our stockholders identified in this prospectus, or their permitted transferees, in connection with our direct listing on the Nasdaq Global Market.Calculated pursuant to Rule 457(o) under the Securities Act at the rate of $138.10 per $1,000,000 of the proposed maximum offering price.